Marketable Securities: (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 180,986		$ 175,541
Dispositions, at cost	(96)
Realized gain	(60)
Impairment loss	(13,769)	$ (46,629)
Increase in market value	374,155	52,074
Fair value at balance sheet date	$ 541,216	$ 180,986